Schedule of Composition of Income Tax Expenses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Income tax expense benefits
HCYC Group Company Limited [Member]
Current income tax expense
Deferred income tax expense		14,915	37,227
Income tax expense benefits		$ 14,915	$ 37,227